BASIC AND DILUTED EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2017
BASIC AND DILUTED EARNINGS PER SHARE [abstract]
Disclosure of basic and diluted earnings per share

11.     BASIC AND DILUTED EARNINGS PER SHARE

The calculation of basic earnings per share for the years ended December 31, 2015, 2016 and 2017 is based on the net income attributable to ordinary owners of the Company of RMB 32,512, RMB 46,672 and RMB 51,244, respectively, and the weighted average number of shares of 120,852,547,200, 121,071,209,646 and 121,071,209,646, respectively.

The calculation of diluted earnings per share for the years ended December 31, 2015, 2016 and 2017 is based on the net income attributable to ordinary owners of the Company (diluted) of RMB 32,510 , RMB 46,669 and RMB 51,242, respectively, and the weighted average number of shares (diluted) of 120,852,547,200, 121,071,209,646 and 121,071,209,646, respectively, calculated as follows:

(i)     Net income attributable to ordinary owners of the Company (diluted)

	2015	2016	2017
	RMB	RMB	RMB

Net income attributable to ordinary owners of the Company	32,512	46,672	51,244
After tax effect of employee share option scheme of Shanghai Petrochemical	(2)	(3)	(2)

Net income attributable to ordinary owners of the Company (diluted)	32,510	46,669	51,242

(ii)     Weighted average number of shares (diluted)

	2015	2016	2017
	Number of	Number of	Number of
	shares	shares	shares

Weighted average number of shares as of December 31	120,852,547,200	121,071,209,646	121,071,209,646

Weighted average number of shares (diluted) as of December 31	120,852,547,200	121,071,209,646	121,071,209,646